WEIGHTED AVERAGE COMMON SHARES (Details) - shares shares in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted-average number of common shares outstanding used in the computation of basic and diluted earnings per share
Weighted average number of common shares outstanding - basic	65,844	65,623	65,608	65,589	65,970	65,910	65,730	65,525	66,116	66,697	65,734	65,940	65,780	66,014	65,933
Potential dilution from equity awards(1)		869			1,117	1,460						1,266	1,083	1,191	1,404
Weighted average number of common shares outstanding - diluted	65,844	66,492	66,397	66,747	67,087	67,370	67,394	66,630	66,993	67,882	65,734	67,206	66,863	67,205	67,337
Anti-dilutive equity awards excluded from computation of earnings per share (in shares)		8,400				5,100					7,500	6,500